Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits

Note 9: Deposits
Table 9.1 presents a summary of both time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices.

Table 9.1: Time Deposits

	December 31,
(in millions)	2023	2022
Total domestic and Non-U.S.	$192,267	66,887
Time deposits in excess of $250,000	57,489	9,133

The contractual maturities of time deposits are presented in
Table 9.2.

Table 9.2: Contractual Maturities of Time Deposits

(in millions)	December 31, 2023
2024	$163,235
2025	22,565
2026	1,962
2027	1,582
2028	2,579
Thereafter	344
Total	$192,267

Demand deposit overdrafts of $225 million and $339 million were included as loan balances at December 31, 2023 and 2022, respectively.